Statement of Changes in Stockholders' Equity - 4 months ended Dec. 31, 2020 - USD ($)	Class A Common Stock	Class B Common Stock	Class C Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Sep. 09, 2020
Balance, shares at Sep. 09, 2020
Issuance of Class B common stock to Sponsor		$ 862		24,138		$ 25,000
Issuance of Class B common stock to Sponsor, shares		8,625,000
Cancellation of Class B common stock		$ (479)		479
Cancellation of Class B common stock, shares		(4,791,667)
Issuance of Class C common stock to Sponsor			$ 575	(575)
Issuance of Class C common stock to Sponsor, shares			5,750,000
Sale of 28,750,000 Units, net of underwriting discounts	$ 2,875			271,254,211		271,257,086
Sale of 28,750,000 Units, net of underwriting discounts, shares	28,750,000
Sale of 5,166,667 Private Placement Warrants				7,750,000		7,750,000
Sale of 5,166,667 Private Placement Warrants, shares
Class A common stock subject to possible redemption	$ (2,739)			(273,847,670)		(273,850,409)
Class A common stock subject to possible redemption, shares	(27,385,874)
Net loss					(181,675)	(181,675)
Balance at Dec. 31, 2020	$ 136	$ 383	$ 575	$ 5,180,583	$ (181,675)	$ 5,000,002
Balance, shares at Dec. 31, 2020	1,364,126	3,833,333	5,750,000